Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Prepaid interest	$ 0	$ 4,035
Third party - prepaid vessel operating expenses	2,610	1,757
Prepaid insurance	880	574
Other prepaid expenses	1,038	2,089
Current prepayments and other current assets	7,954	12,430
Scorpio Ship Management S.A.M. (SSM) | Other related parties
Disclosure of transactions between related parties [line items]
SSM - prepaid vessel operating expenses	$ 3,426	$ 3,975